ACCRUED EXPENSES	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 5- ACCRUED EXPENSES

Accrued expenses consist of the following:

	(Unaudited)
	June 30, 2025	December 31, 2024
Payroll and related costs	$229,833	$169,580
Credit card	84,330	86,708
Professional Fees	30,978	-
Settlement of lawsuit	-	240,800
Consulting fees	75,000	-
Storage	40,494	-
Other	58,141	9,293
	$518,776	$506,381